Summary of Significant Accounting Policies (Details) - Schedule of operating results of the VIEs - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of operating results of the VIEs [Abstract]
Revenue	$ 96,879,173	$ 61,775,903	$ 24,187,596
Operating expenses	91,766,357	60,071,451	22,202,927
Net income	$ 3,586,692	$ 1,278,359	$ 1,477,907